Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 164,428	$ 219,330
Direct costs of revenue	(461,290)
Other operating overheads	(18,886,684)	(1,903,554)
Provision for impairment in value of digital assets	(76,681)
Provision for doubtful debts		(1,181,916)
Loss from operations	(19,260,227)	(2,866,140)
Administrative and general overheads	(1,666,824)
Gain on divestment of entire equity interest in subsidiary	406,938
Write-off of an investment associated with the divestment	(1,000,001)
Other income – net		126,290
Loss before tax	(21,520,114)	(2,739,850)
Income taxes
Net loss after tax	(21,520,114)	(2,739,850)
Foreign exchange adjustment		15,586
Comprehensive loss for the year	$ (21,520,114)	$ (2,724,264)
Basic and diluted loss per ordinary share	$ (0.629)	$ (0.145)
Basic and diluted average number of ordinary shares outstanding	34,221,334	18,935,057